iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .4%
L3Harris Technologies, Inc. .................. 4,238 $ 1,335,733
Northrop Grumman Corp. ................... 1,704 960,511
RTX Corp. ............................. 12,049 2,164,723
4,460,967
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 5,520 986,148
Expeditors International of Washington, Inc. ....... 7,678 1,213,047
FedEx Corp. ............................ 831 342,164
2,541,359
a
Automobiles  —  0 .2%
General Motors Co. ....................... 8,113 675,326
a
Banks  —  5 .6%
Bank of America Corp. ..................... 58,565 3,021,954
Citigroup, Inc. ........................... 14,948 1,881,953
Huntington Bancshares, Inc. ................. 26,372 431,446
JPMorgan Chase & Co. .................... 25,372 7,594,093
PNC Financial Services Group, Inc. (The) ........ 8,259 1,826,230
U.S. Bancorp ........................... 25,248 1,384,853
Wells Fargo & Co. ........................ 23,610 1,830,720
17,971,249
a
Beverages  —  1 .8%
Coca-Cola Co. (The) ...................... 44,947 3,551,262
Constellation Brands, Inc. , Class A ............. 2,123 294,715
Keurig Dr Pepper, Inc. ..................... 21,568 647,687
PepsiCo, Inc. ........................... 7,658 1,104,207
5,597,871
a
Biotechnology  —  2 .8%
AbbVie, Inc. ............................ 19,484 4,242,056
Amgen, Inc. ............................ 4,767 1,605,478
Biogen, Inc.
(a)
........................... 2,358 462,168
Gilead Sciences, Inc. ...................... 12,651 1,700,674
Incyte Corp.
(a)
........................... 3,261 315,469
Regeneron Pharmaceuticals, Inc. .............. 923 567,442
8,893,287
a
Building Products  —  0 .8%
Allegion PLC ............................ 2,479 322,443
Carrier Global Corp. ....................... 11,265 719,496
Johnson Controls International PLC ............ 7,968 1,068,190
Lennox International, Inc. ................... 875 439,390
2,549,519
a
Capital Markets  —  6 .1%
Bank of New York Mellon Corp. (The) ........... 15,493 2,160,189
BlackRock, Inc.
(b)
......................... 1,121 1,173,552
Cboe Global Markets, Inc. ................... 3,427 1,143,110
CME Group, Inc. , Class A ................... 2,293 627,227
Goldman Sachs Group, Inc. (The) ............. 3,733 3,828,416
Intercontinental Exchange, Inc. ............... 8,989 1,329,024
Morgan Stanley .......................... 15,459 3,215,472
Nasdaq, Inc. ............................ 12,882 1,191,843
Raymond James Financial, Inc. ............... 4,604 660,260
S&P Global, Inc. ......................... 5,169 2,191,656
State Street Corp. ........................ 8,363 1,301,617
T Rowe Price Group, Inc. ................... 4,519 472,371
19,294,737
a
Security Shares Value
a
Chemicals  —  1 .3%
Ecolab, Inc. ............................ 6,160 $ 1,576,960
Linde PLC ............................. 3,414 1,699,113
PPG Industries, Inc. ....................... 7,611 859,891
4,135,964
a
Commercial Services & Supplies  —  0 .4%
Veralto Corp. ............................ 13,650 1,122,439
a
Communications Equipment  —  2 .1%
Cisco Systems, Inc. ....................... 44,343 5,339,784
F5, Inc.
(a)
.............................. 2,315 887,687
Motorola Solutions, Inc. .................... 1,018 410,539
6,638,010
a
Construction Materials  —  0 .8%
CRH PLC .............................. 18,468 2,009,134
Martin Marietta Materials, Inc. ................ 713 414,709
2,423,843
a
Consumer Finance  —  1 .2%
American Express Co. ..................... 6,672 2,111,488
Capital One Financial Corp. .................. 7,568 1,422,254
Synchrony Financial ....................... 4,484 320,337
3,854,079
a
Consumer Staples Distribution & Retail  —  1 .1%
Costco Wholesale Corp. .................... 928 887,465
Dollar General Corp. ...................... 3,724 411,912
Dollar Tree, Inc.
(a)
......................... 4,061 472,863
Kroger Co. (The) ......................... 4,988 310,004
Sysco Corp. ............................ 4,893 370,938
Target Corp. ............................ 7,192 913,887
3,367,069
a
Containers & Packaging  —  0 .5%
Avery Dennison Corp. ...................... 2,021 321,480
Ball Corp. .............................. 11,034 603,229
International Paper Co. ..................... 19,510 653,000
1,577,709
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 3,371 332,718
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 54,078 1,341,135
Comcast Corp. , Class A .................... 26,475 658,433
Verizon Communications, Inc. ................ 51,483 2,461,402
4,460,970
a
Electric Utilities  —  1 .7%
Edison International ....................... 4,982 348,441
Eversource Energy ....................... 14,612 997,561
Exelon Corp. ............................ 42,746 1,950,928
NextEra Energy, Inc. ...................... 25,618 2,229,022
5,525,952
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 2,413 966,648
Hubbell, Inc. , Class B ...................... 675 319,687
Rockwell Automation, Inc. ................... 1,471 663,509
1,949,844
a
Electronic Equipment, Instruments & Components  —  0 .5%
Keysight Technologies, Inc.
(a)
................. 3,970 1,343,170
TE Connectivity PLC ...................... 1,590 339,322
1,682,492
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 21,851 $ 1,395,842
SLB Ltd. ............................... 7,982 435,418
1,831,260
a
Entertainment  —  0 .8%
Electronic Arts, Inc. ....................... 2,919 588,821
Walt Disney Co. (The) ..................... 11,930 1,214,832
Warner Bros Discovery, Inc.
(a)
................ 22,558 609,291
2,412,944
a
Financial Services  —  1 .4%
Berkshire Hathaway, Inc. , Class B
(a)
............ 8,013 3,802,008
Fidelity National Information Services, Inc. ........ 7,166 308,067
PayPal Holdings, Inc. ...................... 7,464 334,014
4,444,089
a
Food Products  —  1 .5%
Archer-Daniels-Midland Co. .................. 11,506 917,949
Bunge Global SA ......................... 6,950 856,935
General Mills, Inc. ........................ 34,938 1,181,254
Hershey Co. (The) ........................ 1,781 345,568
Kraft Heinz Co. (The) ...................... 37,641 903,760
McCormick & Co., Inc. , NVS ................. 6,598 312,547
Mondelez International, Inc. , Class A ............ 5,090 311,355
4,829,368
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 4,653 786,962
a
Ground Transportation  —  1 .1%
CSX Corp. ............................. 21,134 956,525
JB Hunt Transport Services, Inc. .............. 1,846 510,290
Union Pacific Corp. ....................... 8,293 2,178,073
3,644,888
a
Health Care Equipment & Supplies  —  1 .4%
Abbott Laboratories ....................... 10,507 899,399
Cooper Companies, Inc. (The)
(a)
............... 9,756 597,165
Edwards Lifesciences Corp.
(a)
................ 11,557 999,334
STERIS PLC ............................ 8,166 1,737,153
Stryker Corp. ........................... 1,233 376,176
4,609,227
a
Health Care Providers & Services  —  2 .9%
Cardinal Health, Inc. ....................... 6,913 1,360,478
Centene Corp.
(a)
......................... 7,550 449,980
Cigna Group (The) ........................ 3,556 986,434
CVS Health Corp. ........................ 6,582 598,830
Elevance Health, Inc. ...................... 3,942 1,549,955
HCA Healthcare, Inc. ...................... 770 291,476
Humana, Inc. ........................... 1,647 503,027
Labcorp Holdings, Inc. ..................... 1,796 467,068
Quest Diagnostics, Inc. ..................... 1,637 319,051
UnitedHealth Group, Inc. .................... 7,328 2,786,912
9,313,211
a
Hotels, Restaurants & Leisure  —  0 .9%
McDonald's Corp. ........................ 6,159 1,719,593
Starbucks Corp. .......................... 8,176 810,732
Yum! Brands, Inc. ........................ 2,048 303,002
2,833,327
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 2,314 340,366
PulteGroup, Inc. ......................... 2,807 331,731
672,097
a
Security Shares Value
a
Household Products  —  2 .9%
Church & Dwight Co., Inc. ................... 16,591 $ 1,586,597
Clorox Co. (The) ......................... 12,058 1,085,461
Colgate-Palmolive Co. ..................... 12,051 1,086,157
Kimberly-Clark Corp. ...................... 18,962 1,850,691
Procter & Gamble Co. (The) ................. 25,841 3,709,734
9,318,640
a
Industrial Conglomerates  —  1 .6%
3M Co. ................................ 11,478 1,757,626
Honeywell International, Inc. ................. 13,710 3,261,061
5,018,687
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 10,358 1,486,062
a
Insurance  —  4 .1%
Aflac, Inc. .............................. 6,636 746,019
Allstate Corp. (The) ....................... 2,467 508,424
Arch Capital Group Ltd.
(a)
................... 4,894 437,230
Hartford Insurance Group, Inc. (The) ............ 28,466 3,618,883
Marsh & McLennan Companies, Inc. ............ 5,202 832,164
MetLife, Inc. ............................ 12,461 1,030,400
Progressive Corp. (The) .................... 11,733 2,233,963
Prudential Financial, Inc. .................... 16,592 1,669,819
Travelers Companies, Inc. (The) ............... 5,079 1,482,509
Willis Towers Watson PLC ................... 1,783 445,162
13,004,573
a
Interactive Media & Services  —  3 .9%
Meta Platforms, Inc. , Class A ................. 19,799 12,523,065
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 7,694 1,439,317
International Business Machines Corp. .......... 11,096 3,304,389
Okta, Inc. , Class A
(a)
....................... 3,695 455,483
Twilio, Inc. , Class A
(a)
...................... 3,014 574,589
VeriSign, Inc. ........................... 1,691 482,577
6,256,355
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 4,162 564,076
Danaher Corp. .......................... 7,226 1,319,974
IQVIA Holdings, Inc.
(a)
...................... 4,692 854,929
Mettler-Toledo International, Inc.
(a)
............. 1,212 1,430,863
Thermo Fisher Scientific, Inc. ................. 1,087 535,358
Waters Corp.
(a)
.......................... 2,075 795,908
West Pharmaceutical Services, Inc. ............ 1,253 404,481
5,905,589
a
Machinery  —  1 .9%
CNH Industrial N.V. ....................... 51,488 525,693
Deere & Co. ............................ 3,208 1,739,313
Fortive Corp. ............................ 9,611 560,514
Ingersoll Rand, Inc. ....................... 4,548 325,819
Parker-Hannifin Corp. ...................... 1,102 930,782
Pentair PLC ............................ 12,720 901,085
Xylem, Inc. ............................. 9,197 1,007,439
5,990,645
a
Metals & Mining  —  0 .8%
Newmont Corp. .......................... 11,247 1,235,033
Nucor Corp. ............................ 2,936 734,000
Steel Dynamics, Inc. ....................... 2,599 676,130
2,645,163
a

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Multi-Utilities  —  1 .4%
CMS Energy Corp. ........................ 6,067 $ 440,282
Consolidated Edison, Inc. ................... 2,883 304,531
NiSource, Inc. ........................... 42,961 1,985,658
Public Service Enterprise Group, Inc. ........... 14,249 1,120,684
Sempra ............................... 7,576 675,249
4,526,404
a
Oil, Gas & Consumable Fuels  —  5 .7%
Chevron Corp. ........................... 6,530 1,191,464
ConocoPhillips .......................... 15,998 1,823,452
Diamondback Energy, Inc. ................... 6,233 1,193,495
EOG Resources, Inc. ...................... 6,759 901,515
EQT Corp. ............................. 11,758 645,867
Exxon Mobil Corp. ........................ 32,681 4,747,242
Kinder Morgan, Inc. ....................... 62,876 1,954,186
Occidental Petroleum Corp. .................. 9,566 541,723
ONEOK, Inc. ............................ 14,145 1,187,331
Phillips 66 .............................. 4,251 747,666
Valero Energy Corp. ....................... 3,266 799,582
Williams Companies, Inc. (The) ............... 35,129 2,507,859
18,241,382
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 5,633 464,610
a
Personal Care Products  —  0 .1%
Kenvue, Inc. ............................ 24,979 431,637
a
Pharmaceuticals  —  3 .4%
Bristol-Myers Squibb Co. .................... 18,984 1,085,505
Johnson & Johnson ....................... 18,903 4,259,413
Merck & Co., Inc. ......................... 23,650 2,807,728
Pfizer, Inc. ............................. 23,884 625,283
Royalty Pharma PLC , Class A ................ 10,159 566,466
Zoetis, Inc. , Class A ....................... 19,717 1,531,814
10,876,209
a
Professional Services  —  1 .4%
Automatic Data Processing, Inc. ............... 8,996 1,995,673
Broadridge Financial Solutions, Inc. ............ 4,880 750,153
Jacobs Solutions, Inc. ...................... 10,212 1,224,010
Paychex, Inc. ........................... 3,868 375,119
4,344,955
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 6,419 802,632
a
Semiconductors & Semiconductor Equipment  —  7 .8%
Analog Devices, Inc. ....................... 6,164 2,550,971
Intel Corp.
(a)
............................ 46,834 5,370,923
Micron Technology, Inc. ..................... 10,596 10,288,716
NXP Semiconductors N.V. ................... 4,812 1,546,336
QUALCOMM, Inc. ........................ 8,537 2,142,958
Texas Instruments, Inc. ..................... 9,501 2,904,266
24,804,170
a
Software  —  11 .9%
Adobe, Inc.
(a)
............................ 8,441 2,187,992
Intuit, Inc. .............................. 4,255 1,410,660
Microsoft Corp. .......................... 62,364 28,078,768
Salesforce, Inc. .......................... 11,863 2,267,019
Strategy, Inc. , Class A
(a)
.................... 2,367 376,566
Synopsys, Inc.
(a)
......................... 3,074 1,462,056
Trimble, Inc.
(a)
........................... 32,403 1,827,853
Security Shares Value
a
Software (continued)
Tyler Technologies, Inc.
(a)
................... 975 $ 305,321
37,916,235
a
Specialized REITs  —  2 .9%
American Tower Corp. ..................... 13,283 2,483,390
Crown Castle, Inc. ........................ 14,083 1,288,594
Digital Realty Trust, Inc. .................... 8,015 1,522,850
Equinix, Inc. ............................ 2,035 2,173,461
Iron Mountain, Inc. ........................ 3,568 457,596
SBA Communications Corp. , Class A ............ 4,416 897,155
Weyerhaeuser Co. ........................ 13,619 333,802
9,156,848
a
Specialty Retail  —  2 .3%
Best Buy Co., Inc. ........................ 6,557 511,118
Home Depot, Inc. (The) .................... 11,644 3,692,778
Lowe's Companies, Inc. .................... 7,526 1,613,273
Tractor Supply Co. ........................ 24,747 780,273
Williams-Sonoma, Inc. ..................... 2,941 598,700
7,196,142
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Hewlett Packard Enterprise Co. ............... 29,819 1,283,410
NetApp, Inc. ............................ 6,895 1,201,729
2,485,139
a
Textiles, Apparel & Luxury Goods  —  0 .2%
NIKE, Inc. , Class B ....................... 7,349 339,744
Tapestry, Inc. ............................ 2,915 424,016
763,760
a
Trading Companies & Distributors  —  0 .6%
Ferguson Enterprises, Inc. ................... 2,352 531,482
United Rentals, Inc. ....................... 648 645,194
WW Grainger, Inc. ........................ 572 705,985
1,882,661
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 1,612 302,298
a
a
Total Common Stocks — 100.7%
(Cost: $ 295,546,653 ) ................................ 320,776,638
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 4,002 40
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 40
Total Long-Term Investments — 100.7%
(Cost: $ 295,546,653 ) ................................ 320,776,678

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 50,851 $ 50,851
a
Total Short-Term Securities — 0.0%
(Cost: $ 50,851 ) .................................... 50,851
Total Investments — 100.7%
(Cost: $ 295,597,504 ) ................................ 320,827,529
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (2,299,719)
Net Assets — 100.0% ................................. $ 318,527,810
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 198,331 $ — $ (198,435)
(b)
$ 106 $ (2) $ — — $ 792
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 9,224 41,627
(b)
— — — 50,851 50,851 5,710 —
BlackRock, Inc. .. 61,993 1,319,443 (178,083) (10,604) (19,197) 1,173,552 1,121 9,778 —
$ — $ (10,498) $ (19,199)
$ 1,224,403
$ 16,280 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 37 06/18/26 $ 541 $ 17,894

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 320,776,638 $ — $ — $ 320,776,638
Rights ................................................ — 40 — 40
Short-Term Securities
Money Market Funds ...................................... 50,851 — — 50,851
$ 320,827,489 $ 40 $ — $ 320,827,529
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 17,894 $ — $ — $ 17,894
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust